Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest income:
Loans, including fees	$ 14,645	$ 14,465	$ 14,868
Taxable securities	2,267	1,950	1,267
Tax-exempt securities	465	513	583
Other interest income	2	4	16
Total interest income	17,379	16,932	16,734
Interest expense:
Deposits	1,677	2,356	2,871
Securities sold under agreements to repurchase	5	4	4
Short-term borrowings	63	15	8
Long-term debt	275	207
Other interest bearing liabilities	22	16	17
Total interest expense	2,042	2,598	2,900
Net interest income	15,337	14,334	13,834
Provision for loan losses	502	357	415
Net interest income after provision for loan losses	14,835	13,977	13,419
Non-interest income:
Customer service fees	1,563	1,278	1,290
Debit card fee income	866	847	822
Earnings on bank-owned life insurance and annuities	378	391	416
Trust fees	396	438	355
Commissions from sales of non-deposit products	347	352	375
Income from unconsolidated subsidiary	238	236	237
Fees derived from loan activity	187	202	165
Mortgage banking income	190	214	338
Gain (loss) on sales and calls of securities	13	9	(2)
Gain from life insurance proceeds	98	165
Other non-interest income	229	202	237
Total non-interest income	4,505	4,334	4,233
Non-interest expense:
Employee compensation expense	6,095	5,876	5,413
Employee benefits	1,816	1,444	1,615
Occupancy	1,039	993	971
Equipment	519	470	462
Data processing expense	1,589	1,545	1,450
Director compensation	192	205	223
Professional fees	430	396	388
Taxes, other than income	368	340	483
FDIC Insurance premiums	318	310	331
(Gain) loss on sales of other real estate owned	(14)	22	(39)
Amortization of intangibles	51	45	45
Amortization of investment in low-income housing partnership	479	479	448
Merger and acquisition expense	1,806
Other non-interest expense	1,511	1,445	1,356
Total non-interest expense	16,199	13,570	13,146
Income before income taxes	3,141	4,741	4,506
Provision for income taxes	83	525	505
Net income	$ 3,058	$ 4,216	$ 4,001
Earnings per share
Basic	$ 0.72	$ 1.01	$ 0.95
Diluted	0.72	1.01	0.95
Cash dividends declared per share	$ 0.88	$ 0.88	$ 0.88
Weighted average basic shares outstanding	4,240,319	4,192,761	4,210,336
Weighted average diluted shares outstanding	4,241,265	4,193,129	4,211,078